Interest income and expense (Tables)	12 Months Ended
Oct. 31, 2025
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Summary of Consolidated Interest Income and Expense for Both Product and Accounting Category
The table below provides the consolidated interest income and expense by accounting category.

$ millions, for the year ended October 31		Interest income	Interest expense
2025	Measured at amortized cost (1)(2)	$41,094	$30,385
	Debt securities measured at FVOCI (1)	3,242	n/a
	Other (3)	4,425	2,607
	Total	$48,761	$32,992
2024	Measured at amortized cost (1)(2)	$44,748	$36,253
	Debt securities measured at FVOCI (1)	3,709	n/a
	Other (3)	3,728	2,237
	Total	$52,185	$38,490

(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.